Subsidiary Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsidiary Formation

On September 14, 2017, we formed Premier Biomedical Pain Relief Meds, LLC as a wholly-owned Nevada limited liability company. On January 1, 2018, we contributed our pain management assets to this entity and continued our pain management operations within this new subsidiary.